Capitalized Cost from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2025
Capitalized Cost from Contracts with Customers
Schedule of Capitalized Cost from Contracts with Customers

	2025			2024
€ millions	Current	Non-Current	Total	Current	Non-Current	Total
Capitalized cost of obtaining customer contracts	1,130	3,348	4,478	1,086	3,221	4,307
Capitalized cost to fulfill customer contracts	282	334	616	264	272	536
Capitalized contract cost	1,412	3,682	5,094	1,350	3,492	4,843
/ Other non-financial assets	3,212	4,419	7,631	2,682	3,990	6,672
Capitalized contract cost as % of / Other non-financial assets	44	83	67	50	88	73

Schedule of Amortization Expense

€ millions	2025	2024
Capitalized cost of obtaining customer contracts	1,108	1,107
Capitalized cost to fulfill customer contracts	511	418